Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2024
Entity Registrant Name	dei_EntityRegistrantName	Advisors Preferred Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001556505
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	apt
Document Creation Date	dei_DocumentCreationDate	Apr. 22, 2025
Document Effective Date	dei_DocumentEffectiveDate	May 01, 2025
Prospectus Date	rr_ProspectusDate	May 01, 2025
Investor Class Shares [Member] | OnTrack Core Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	OnTrack Core Fund (the “Fund”) seeks total return while keeping the Fund’s volatility and downside risk below that of major equity market indices.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Examples below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the fiscal year ended December 31, 2024, the Fund’s portfolio turnover rate was 116% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	116.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Annual Fund Operating Expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund’s Adviser delegates execution of the Fund’s investment strategy to the Sub-Adviser. The Sub-Adviser will use a flexible investment approach that emphasizes capital preservation but allows the portfolio managers to adopt a less conservative posture and to increase emphasis on capital appreciation when they believe the additional risk is warranted by favorable market conditions. The Sub-Adviser seeks to achieve the Fund’s investment objective by investing long-or-short primarily in stocks, bonds and commodities using the Sub-Adviser’s technical and risk control strategies. However, the Sub-Adviser may choose not to allocate Fund assets to each group, depending upon market conditions. The Sub-Adviser executes stock investments primarily through (1) individual stocks, (2) stock mutual funds, (3) stock exchange-traded funds (“ETFs”), (4) swap contracts on individual stocks, stock mutual funds and ETFs (5) stock index-based and sector-based futures contracts and (6) limited partnerships and limited liability companies (pooled vehicles). The Sub-Adviser executes bond investments primarily through (1) bond mutual funds, (2) bond ETFs and swap contracts on individual bond mutual funds and ETFs, and (3) limited partnerships and limited liability companies (pooled vehicles). The Sub-Adviser executes commodity investments primarily through (1) commodity ETFs, (2) commodity-linked exchange-traded notes (“ETNs”), (3) commodity-linked structured notes and (4) commodity futures contracts. The Fund limits its investment in privately placed pooled vehicles that are commonly known as hedge funds and excluded from the definition of investment company under Section 3(c)(1) or Section 3(c)(7) of the Investment Company Act of 1940, as amended, (the “1940 Act”) to no more than 10% of Fund assets. The Fund may invest 100% of its assets in ETFs and or mutual funds. The Sub-Adviser seeks total return from capital appreciation and income from both dividends and interest payments.

The Fund invests without restriction as to issuer or counterparty country or capitalization and without restriction as to bond credit quality, maturity, issuer type or structure. These investments may include significant allocations to lower quality rated corporate debt commonly known as “junk bonds.” Junk bonds are generally rated lower than Baa3 by Moody’s Investors Service, Inc. (“Moody’s”) or lower than BBB- by S&P Ratings Group (“S&P”). Bonds include mortgage-backed securities (“MBS”). The Sub-Adviser may invest in foreign countries including emerging markets. However, the Sub-Adviser focuses primarily on U.S. investments. The Sub-Adviser uses derivatives as substitutes for underlying assets and for risk management. The Fund does not invest more than 25% of its assets in swap contracts with any one counterparty. The Sub-Adviser takes short positions when it believes a specific asset or asset class will decline in price, or to manage (hedge) the price risk of the long positions in the Fund’s portfolio. When the Sub-Adviser believes market conditions are appropriate, the Fund may borrow money from banks to make additional portfolio investments. The Fund may borrow an amount equal to as much as one-third of the value of its total assets (which includes the amount borrowed). The Sub-Adviser engages in frequent trading to achieve the Fund’s investment objective, which results in turnover in excess of 100%. The Fund may, but is not required to be, fully invested; it may also be 100% in money market funds or other money market instruments as a defensive measure.

The Fund may use leverage achieved through the use of swaps and futures, as well as bank borrowings, and other instruments to leverage the returns of the Fund’s portfolio to take advantage of market opportunities. However, these instruments may also be used for hedging purposes.

The Sub-Adviser’s technical strategy is based on a form of technical analysis known as “chart analysis” that attempts to invest in up-trending assets that are expected to produce above average risk-adjusted returns. Up-trending assets are those with generally rising prices and down-trending assets are those with generally falling prices. The Sub-Adviser also uses this technique to take short positions in down-trending assets. The Sub-Adviser defines risk as expected return volatility and expected downside loss. Expected downside loss is also referred to as downside risk or drawdown risk.

The Sub-Adviser invests long in assets that it believes have up-trending prices and relatively attractive risk-adjusted returns; and invests short in assets that it believes have down-trending prices and relatively unattractive risk-adjusted returns, or to hedge portfolio risks. The Sub-Adviser sells long positions when it believes price trends or risk trends have become unattractive. The Sub-Adviser covers (buys back) short positions when price trends have turned neutral or up-trending, or risk trends have turned neutral, or when hedging is no longer needed.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk [Text Block]	rr_RiskTextBlock

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program. Many factors affect the Fund’s net asset value and performance. The following risks apply to the Fund directly and indirectly through the Fund’s investment in mutual funds, ETFs, and pooled vehicles.

Management Risk: The Sub-Adviser’s reliance on its strategies and judgments about the attractiveness, value and potential appreciation of particular assets may prove to be incorrect and may not produce the desired results.

Bond Risk: Typically, a rise in interest rates causes a decline in the value of bonds. Current conditions may result in a rise in interest rates, which in turn may result in a decline in the value of the bond investments held by the Fund. As a result, for the present, interest rate risk may be heightened. The credit quality of securities may be lowered if an issuer’s financial condition deteriorates, and issuers may default on their interest and/or principal payments.

Commodity Risk: Investing in the commodities markets may subject the Fund to greater volatility than investments in traditional securities. Commodity prices may be influenced by unfavorable weather, animal and plant disease, geologic and environmental factors as well as changes in government regulation such as tariffs, embargoes or burdensome production rules and restrictions.

Derivatives Risk: Derivatives are subject to tracking risk because they may not be perfect substitutes for the instruments they are intended to hedge or replace. Short positions are subject to potentially unlimited liability. Over the counter derivatives, such as swaps, are subject to counterparty default. Leverage inherent in derivatives, including futures contracts, will tend to magnify the Fund’s losses.

Emerging Market Risk: Investing in emerging markets involves not only the risks described below with respect to investing in foreign securities, but also other risks, including exposure to economic structures that are generally less diverse and mature, limited availability and reliability of information material to an investment decision, and exposure to political systems that can be expected to have less stability than those of developed countries. The typically small size of the markets of securities of issuers located in emerging markets and the possibility of a low or nonexistent volume of trading in those securities may also result in a lack of liquidity and in price volatility of those securities.

Equity Risk: The net asset value (“NAV”) of the Fund will fluctuate based on changes in the value of the equity securities (common and preferred stocks) in which it invests. Equity prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions. Preferred stocks typically decline in value when interest rates rise. Preferred stocks are also subject to credit risk because of the possibility that an issuer fail to make its preferred stock dividend payments.

Foreign Investment Risk: Foreign investments may be riskier than U.S. investments for many reasons, such as changes in currency exchange rates and unstable political, social, and economic conditions.

Junk Bond Risk: Lower-quality fixed income securities, known as “high yield” or “junk” bonds, present greater risk than bonds of higher quality, including an increased risk of default. These securities are considered speculative. Defaulted securities or those subject to reorganization proceeding may become worthless and are illiquid.

Leverage Risk: Derivatives magnify losses because they require only a small investment relative to their notional amount. Borrowing magnifies the potential for losses and exposes the Fund to interest expenses on money borrowed.

Market Risk: Overall investment market risks affect the value of the Fund. Factors such as economic growth and market conditions, interest rate levels, and political events affect the US and international investment markets. Additionally, unexpected local, regional, or global events, such as war; acts of terrorism; financial, political, or social disruptions; natural, environmental, or man-made disasters; the spread of infectious illnesses or other public health issues (such as the global pandemic coronavirus disease 2019 (COVID-19)); and recessions and depressions could have a significant impact on the Fund and its investments and may impair market liquidity. Such events can cause investor fear, which can adversely affect the economies of nations, regions, and the market in general, in ways that cannot necessarily be foreseen.

Municipal Securities Risk: Changes in the financial health of a municipality may make it difficult for it to make interest and principal payments when due. A downgrade in an issuer’s, or a security’s credit rating can reduce the market value of the security. The value of municipal bonds that depend on a specific revenue source or general revenue source to fund their payment obligations may fluctuate as a result of changes in the cash flows generated by the revenue source(s) or changes in the priority of the municipal obligation to receive the cash flows generated by the revenue source(s). In addition, changes in federal tax laws or the activity of an issuer may adversely affect the tax-exempt status of municipal bonds.

Mortgage-Backed Security (“MBS”) Risk: MBS are subject to credit risk because underlying loan borrowers may default. Additionally, these securities are subject to prepayment risk because the underlying loans held by the issuers may be paid off prior to maturity.

Mutual Fund Risk, ETF Risk, ETN Risk and Pooled Vehicle Risk: Mutual funds, ETFs, ETNs and pooled vehicles involve duplication of investment advisory fees and certain other expenses. ETFs are subject to brokerage and other trading costs, which could result in greater expenses to the Fund. Pooled vehicles will not have all the protections of the 1940 Act such as governance standards, limits on leverage and fees including the structure of performance-based managed fees.

Short Position Risk: The Fund’s short positions may result in a loss if the price of the short position instruments rises, and it costs more to cover the short positions. In contrast to the Fund’s long positions for which the risk of loss is typically limited to the amount invested, the potential loss on the Fund’s short positions is unlimited.

Small and Medium Capitalization Stock Risk: The value of small or medium capitalization company may be subject to more abrupt or erratic market movements than larger, more established companies or the market averages in general.

Turnover Risk: A higher portfolio turnover may result in higher transactional and brokerage costs. The Fund’s portfolio turnover rate is expected to be above 100% annually.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Investor Class shares for each full calendar over the past ten years. The performance table compares the performance of the Fund’s Investor Class shares over time to the performance of a broad-based market index and two supplemental indexes. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information is available at no cost by visiting https://www.advisorspreferred.com/ontrack-core-fundor by calling 1-855-747-9555.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Investor Class shares for each full calendar over the past ten years.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-855-747-9555
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	https://www.advisorspreferred.com/ontrack-core-fundor
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Investor Class Performance Bar Chart For Calendar Year Ended December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter	6/30/2020	17.21%
Worst Quarter	12/31/2018	(4.88)%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.21%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2018
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(4.88%)
Performance Table Heading	rr_PerformanceTableHeading	Performance Table Average Annual Total Returns (For periods ended December 31, 2024)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Investor Class Shares [Member] | OnTrack Core Fund | Bloomberg U.S. 1-3 Month Treasury Bill Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	5.32%	[1]
5 Years	rr_AverageAnnualReturnYear05	2.49%	[1]
10 Years	rr_AverageAnnualReturnYear10	1.75%	[1]
Investor Class Shares [Member] | OnTrack Core Fund | Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	1.25%	[2]
5 Years	rr_AverageAnnualReturnYear05	0.33%	[2]
10 Years	rr_AverageAnnualReturnYear10	1.35%	[2]
Investor Class Shares [Member] | OnTrack Core Fund | S&P 500 Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	25.02%	[3]
5 Years	rr_AverageAnnualReturnYear05	14.53%	[3]
10 Years	rr_AverageAnnualReturnYear10	13.10%	[3]
Investor Class Shares [Member] | OnTrack Core Fund | Management Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Management Risk: The Sub-Adviser’s reliance on its strategies and judgments about the attractiveness, value and potential appreciation of particular assets may prove to be incorrect and may not produce the desired results.

Investor Class Shares [Member] | OnTrack Core Fund | Bond Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Bond Risk: Typically, a rise in interest rates causes a decline in the value of bonds. Current conditions may result in a rise in interest rates, which in turn may result in a decline in the value of the bond investments held by the Fund. As a result, for the present, interest rate risk may be heightened. The credit quality of securities may be lowered if an issuer’s financial condition deteriorates, and issuers may default on their interest and/or principal payments.

Investor Class Shares [Member] | OnTrack Core Fund | Commodity Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Commodity Risk: Investing in the commodities markets may subject the Fund to greater volatility than investments in traditional securities. Commodity prices may be influenced by unfavorable weather, animal and plant disease, geologic and environmental factors as well as changes in government regulation such as tariffs, embargoes or burdensome production rules and restrictions.

Investor Class Shares [Member] | OnTrack Core Fund | Derivatives Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Derivatives Risk: Derivatives are subject to tracking risk because they may not be perfect substitutes for the instruments they are intended to hedge or replace. Short positions are subject to potentially unlimited liability. Over the counter derivatives, such as swaps, are subject to counterparty default. Leverage inherent in derivatives, including futures contracts, will tend to magnify the Fund’s losses.

Investor Class Shares [Member] | OnTrack Core Fund | Emerging Market Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Emerging Market Risk: Investing in emerging markets involves not only the risks described below with respect to investing in foreign securities, but also other risks, including exposure to economic structures that are generally less diverse and mature, limited availability and reliability of information material to an investment decision, and exposure to political systems that can be expected to have less stability than those of developed countries. The typically small size of the markets of securities of issuers located in emerging markets and the possibility of a low or nonexistent volume of trading in those securities may also result in a lack of liquidity and in price volatility of those securities.

Investor Class Shares [Member] | OnTrack Core Fund | Equity Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Equity Risk: The net asset value (“NAV”) of the Fund will fluctuate based on changes in the value of the equity securities (common and preferred stocks) in which it invests. Equity prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions. Preferred stocks typically decline in value when interest rates rise. Preferred stocks are also subject to credit risk because of the possibility that an issuer fail to make its preferred stock dividend payments.

Investor Class Shares [Member] | OnTrack Core Fund | Foreign Investment Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Foreign Investment Risk: Foreign investments may be riskier than U.S. investments for many reasons, such as changes in currency exchange rates and unstable political, social, and economic conditions.
Investor Class Shares [Member] | OnTrack Core Fund | Junk Bond Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Junk Bond Risk: Lower-quality fixed income securities, known as “high yield” or “junk” bonds, present greater risk than bonds of higher quality, including an increased risk of default. These securities are considered speculative. Defaulted securities or those subject to reorganization proceeding may become worthless and are illiquid.

Investor Class Shares [Member] | OnTrack Core Fund | Leverage Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Leverage Risk: Derivatives magnify losses because they require only a small investment relative to their notional amount. Borrowing magnifies the potential for losses and exposes the Fund to interest expenses on money borrowed.

Investor Class Shares [Member] | OnTrack Core Fund | Market Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Market Risk: Overall investment market risks affect the value of the Fund. Factors such as economic growth and market conditions, interest rate levels, and political events affect the US and international investment markets. Additionally, unexpected local, regional, or global events, such as war; acts of terrorism; financial, political, or social disruptions; natural, environmental, or man-made disasters; the spread of infectious illnesses or other public health issues (such as the global pandemic coronavirus disease 2019 (COVID-19)); and recessions and depressions could have a significant impact on the Fund and its investments and may impair market liquidity. Such events can cause investor fear, which can adversely affect the economies of nations, regions, and the market in general, in ways that cannot necessarily be foreseen.

Investor Class Shares [Member] | OnTrack Core Fund | Municipal Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Municipal Securities Risk: Changes in the financial health of a municipality may make it difficult for it to make interest and principal payments when due. A downgrade in an issuer’s, or a security’s credit rating can reduce the market value of the security. The value of municipal bonds that depend on a specific revenue source or general revenue source to fund their payment obligations may fluctuate as a result of changes in the cash flows generated by the revenue source(s) or changes in the priority of the municipal obligation to receive the cash flows generated by the revenue source(s). In addition, changes in federal tax laws or the activity of an issuer may adversely affect the tax-exempt status of municipal bonds.

Investor Class Shares [Member] | OnTrack Core Fund | Mortgage-Backed Security (“MBS”) Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Mortgage-Backed Security (“MBS”) Risk: MBS are subject to credit risk because underlying loan borrowers may default. Additionally, these securities are subject to prepayment risk because the underlying loans held by the issuers may be paid off prior to maturity.

Investor Class Shares [Member] | OnTrack Core Fund | Mutual Fund Risk, ETF Risk, ETN Risk and Pooled Vehicle Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Mutual Fund Risk, ETF Risk, ETN Risk and Pooled Vehicle Risk: Mutual funds, ETFs, ETNs and pooled vehicles involve duplication of investment advisory fees and certain other expenses. ETFs are subject to brokerage and other trading costs, which could result in greater expenses to the Fund. Pooled vehicles will not have all the protections of the 1940 Act such as governance standards, limits on leverage and fees including the structure of performance-based managed fees.

Investor Class Shares [Member] | OnTrack Core Fund | Short Position Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Short Position Risk: The Fund’s short positions may result in a loss if the price of the short position instruments rises, and it costs more to cover the short positions. In contrast to the Fund’s long positions for which the risk of loss is typically limited to the amount invested, the potential loss on the Fund’s short positions is unlimited.

Investor Class Shares [Member] | OnTrack Core Fund | Small and Medium Capitalization Stock Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Small and Medium Capitalization Stock Risk: The value of small or medium capitalization company may be subject to more abrupt or erratic market movements than larger, more established companies or the market averages in general.

Investor Class Shares [Member] | OnTrack Core Fund | Turnover Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Turnover Risk: A higher portfolio turnover may result in higher transactional and brokerage costs. The Fund’s portfolio turnover rate is expected to be above 100% annually.
Investor Class Shares [Member] | OnTrack Core Fund | OnTrack Core Fund Investor Class Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	OTRFX
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	2.50%
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.07%
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.04%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.77%	[4]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	3.38%	[4]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 341
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,039
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,760
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 3,667
Annual Return 2015	rr_AnnualReturn2015	(4.42%)
Annual Return 2016	rr_AnnualReturn2016	10.41%
Annual Return 2017	rr_AnnualReturn2017	6.49%
Annual Return 2018	rr_AnnualReturn2018	(4.70%)
Annual Return 2019	rr_AnnualReturn2019	6.86%
Annual Return 2020	rr_AnnualReturn2020	29.03%
Annual Return 2021	rr_AnnualReturn2021	3.94%
Annual Return 2022	rr_AnnualReturn2022	(5.81%)
Annual Return 2023	rr_AnnualReturn2023	5.37%
Annual Return 2024	rr_AnnualReturn2024	(0.14%)
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	0.14%
5 Years	rr_AverageAnnualReturnYear05	5.86%
10 Years	rr_AverageAnnualReturnYear10	4.28%
Investor Class Shares [Member] | OnTrack Core Fund | OnTrack Core Fund Investor Class Shares | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	2.91%
5 Years	rr_AverageAnnualReturnYear05	4.37%
10 Years	rr_AverageAnnualReturnYear10	2.56%
Investor Class Shares [Member] | OnTrack Core Fund | OnTrack Core Fund Investor Class Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	0.16%
5 Years	rr_AverageAnnualReturnYear05	3.97%
10 Years	rr_AverageAnnualReturnYear10	2.55%
Advisor Class Shares [Member] | OnTrack Core Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	OnTrack Core Fund (the “Fund”) seeks total return while keeping the Fund’s volatility and downside risk below that of major equity market indices.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Examples below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the fiscal year ended December 31, 2024, the Fund’s portfolio turnover rate was 116% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	116.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Annual Fund Operating Expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund’s Adviser delegates execution of the Fund’s investment strategy to the Sub-Adviser. The Sub-Adviser will use a flexible investment approach that emphasizes capital preservation but allows the portfolio managers to adopt a less conservative posture and to increase emphasis on capital appreciation when they believe the additional risk is warranted by favorable market conditions. The Sub-Adviser seeks to achieve the Fund’s investment objective by investing long-or-short primarily in stocks, bonds and commodities using the Sub-adviser’s technical and risk control strategies. However, the Sub-Adviser may choose not to allocate Fund assets to each group, depending upon market conditions. The Sub-Adviser executes stock investments primarily through (1) individual stocks, (2) stock mutual funds, (3) stock exchange-traded funds (“ETFs”), (4) swap contracts on individual stocks, stock mutual funds and ETFs (5) stock index-based and sector-based futures contracts and (6) limited partnerships and limited liability companies (“pooled vehicles”). The Sub-Adviser executes bond investments primarily through (1) bond mutual funds, (2) bond ETFs and swap contracts on individual bond mutual funds and ETFs, and (3) pooled vehicles. The Sub-Adviser executes commodity investments primarily through (1) commodity ETFs, (2) commodity-linked exchange-traded notes (“ETNs”), (3) commodity-linked structured notes and (4) commodity futures contracts. The Fund limits its investment in privately placed pooled vehicles that are commonly known as hedge funds and excluded from the definition of investment company under Section 3(c)(1) or Section 3(c)(7) of the Investment Company Act of 1940, as amended, (the “1940 Act”) to no more than 10% of Fund assets. The Fund may invest 100% of its assets in ETFs and or mutual funds. The Sub-Adviser seeks total return from capital appreciation and income from both dividends and interest payments.

The Fund invests without restriction as to issuer or counterparty country or capitalization and without restriction as to bond credit quality, maturity, issuer type or structure. These investments may include significant allocations to lower quality rated corporate debt commonly known as “junk bonds.” Junk bonds are generally rated lower than Baa3 by Moody’s Investors Service, Inc. (“Moody’s”) or lower than BBB- by S&P Ratings (“S&P”). Bonds include mortgage-backed securities (“MBS”). The Sub-Adviser may invest in foreign countries including emerging markets. However, the Sub-Adviser focuses primarily on U.S. investments. The Sub-Adviser uses derivatives as substitutes for underlying assets and for risk management. The Fund does not invest more than 25% of its assets in swap contracts with any one counterparty. The Sub-Adviser takes short positions when it believes a specific asset or asset class will decline in price, or to manage (hedge) the price risk of the long positions in the Fund’s portfolio. When the Sub-Adviser believes market conditions are appropriate, the Fund may borrow money from banks to make additional portfolio investments. The Fund may borrow an amount equal to as much as one-third of the value of its total assets (which includes the amount borrowed). The Sub-Adviser engages in frequent trading to achieve the Fund’s investment objective, which results in turnover in excess of 100%. The Fund may, but is not required to be, fully invested; it may also be 100% in money market funds or other money market instruments as a defensive measure.

The Fund may use leverage achieved through the use of swaps and futures, as well as bank borrowings, and other instruments to leverage the returns of the Fund’s portfolio to take advantage of market opportunities. However, these instruments may also be used for hedging purposes.

The Sub-Adviser’s technical strategy is based on a form of technical analysis known as “chart analysis” that attempts to invest in up-trending assets that are expected to produce above average risk-adjusted returns. Up-trending assets are those with generally rising prices and down-trending assets are those with generally falling prices. The Sub-Adviser also uses this technique to take short positions in down-trending assets. The Sub-Adviser defines risk as expected return volatility and expected downside loss. Expected downside loss is also referred to as downside risk or drawdown risk.

The Sub-Adviser invests long in assets that it believes have up-trending prices and relatively attractive risk-adjusted returns; and invests short in assets that it believes have down-trending prices and relatively unattractive risk-adjusted returns, or to hedge portfolio risks. The Sub-Adviser sells long positions when it believes price trends or risk trends have become unattractive. The Sub-Adviser covers (buys back) short positions when price trends have turned neutral or up-trending, or risk trends have turned neutral, or when hedging is no longer needed.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk [Text Block]	rr_RiskTextBlock

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program. Many factors affect the Fund’s net asset value and performance. The following risks apply to the Fund directly and indirectly through the Fund’s investment in mutual funds, ETFs, and pooled vehicles.

Management Risk: The Sub-Adviser’s reliance on its strategies and judgments about the attractiveness, value and potential appreciation of particular assets may prove to be incorrect and may not produce the desired results.

Bond Risk: Typically, a rise in interest rates causes a decline in the value of bonds. Current conditions may result in a rise in interest rates, which in turn may result in a decline in the value of the bond investments held by the Fund. As a result, for the present, interest rate risk may be heightened. The credit quality of securities may be lowered if an issuer’s financial condition deteriorates, and issuers may default on their interest and/or principal payments.

Commodity Risk: Investing in the commodities markets may subject the Fund to greater volatility than investments in traditional securities. Commodity prices may be influenced by unfavorable weather, animal and plant disease, geologic and environmental factors as well as changes in government regulation such as tariffs, embargoes or burdensome production rules and restrictions.

Derivatives Risk: Derivatives are subject to tracking risk because they may not be perfect substitutes for the instruments they are intended to hedge or replace. Short positions are subject to potentially unlimited liability. Over the counter derivatives, such as swaps, are subject to counterparty default. Leverage inherent in derivatives, including futures contracts, will tend to magnify the Fund’s losses.

Emerging Market Risk: Investing in emerging markets involves not only the risks described below with respect to investing in foreign securities, but also other risks, including exposure to economic structures that are generally less diverse and mature, limited availability and reliability of information material to an investment decision, and exposure to political systems that can be expected to have less stability than those of developed countries. The typically small size of the markets of securities of issuers located in emerging markets and the possibility of a low or nonexistent volume of trading in those securities may also result in a lack of liquidity and in price volatility of those securities.

Equity Risk: The Net Asset Value per share (“NAV”) of the Fund will fluctuate based on changes in the value of the equity securities (common and preferred stocks) in which it invests. Equity prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions. Preferred stocks typically decline in value when interest rates rise. Preferred stocks are also subject to credit risk because of the possibility that an issuer fail to make its preferred stock dividend payments.

Foreign Investment Risk: Foreign investments may be riskier than U.S. investments for many reasons, such as changes in currency exchange rates and unstable political, social, and economic conditions.

Junk Bond Risk: Lower-quality fixed income securities, known as “high yield” or “junk” bonds, present greater risk than bonds of higher quality, including an increased risk of default. These securities are considered speculative. Defaulted securities or those subject to reorganization proceeding may become worthless and are illiquid.

Leverage Risk: Derivatives magnify losses because they require only a small investment relative to their notional amount. Borrowing magnifies the potential for losses and exposes the Fund to interest expenses on money borrowed.

Market Risk: Overall investment market risks affect the value of the Fund. Factors such as economic growth and market conditions, interest rate levels, and political events affect the US and international investment markets. Additionally, unexpected local, regional , or global events, such as war; acts of terrorism; financial, political, or social disruptions; natural, environmental, or man-made disasters; the spread of infectious illnesses or other public health issues (such as the global pandemic coronavirus disease 2019 (COVID-19)); and recessions and depressions could have a significant impact on the Fund and its investments and may impair market liquidity. Such events can cause investor fear, which can adversely affect the economies of nations, regions, and the market in general, in ways that cannot necessarily be foreseen.

Municipal Securities Risk: Changes in the financial health of a municipality may make it difficult for it to make interest and principal payments when due. A downgrade in the issuer’s, or security’s credit rating can reduce the market value of the security. The value of municipal bonds that depend on a specific revenue source or general revenue source to fund their payment obligations may fluctuate as a result of changes in the cash flows generated by the revenue source(s) or changes in the priority of the municipal obligation to receive the cash flows generated by the revenue source(s). In addition, changes in federal tax laws or the activity of an issuer may adversely affect the tax-exempt status of municipal bonds.

Mortgage-Backed Security (“MBS”) Risk: MBS are subject to credit risk because underlying loan borrowers may default. Additionally, these securities are subject to prepayment risk because the underlying loans held by the issuers may be paid off prior to maturity.

Mutual Fund Risk, ETF Risk, ETN Risk and Pooled Vehicle Risk: Mutual funds, ETFs, ETNs and pooled vehicles involve duplication of investment advisory fees and certain other expenses. ETFs and ETNs are subject to brokerage and other trading costs, which could result in greater expenses to the Fund. Pooled vehicles will not have all the protections of the 1940 Act such as governance standards, limits on leverage and fees including the structure of performance-based managed fees.

Short Position Risk: The Fund’s short positions may result in a loss if the price of the short position instruments rises, and it costs more to cover the short positions. In contrast to the Fund’s long positions for which the risk of loss is typically limited to the amount invested, the potential loss on the Fund’s short positions is unlimited.

Small and Medium Capitalization Stock Risk: The value of small or medium capitalization company stocks may be subject to more abrupt or erratic market movements than larger, more established companies or the market averages in general.

Turnover Risk: A higher portfolio turnover may result in higher transactional and brokerage costs. The Fund’s portfolio turnover rate is expected to be above 100% annually.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Advisor Class shares for each full calendar year since the Fund’s inception. The performance table compares the performance of the Fund’s Advisor Class shares over time to the performance of a broad-based market index and two supplemental indexes. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information is available at no cost by visiting https://www.advisorspreferred.com/ontrack-core-fund or by calling 1-855-747-9555.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Advisor Class shares for each full calendar year since the Fund’s inception.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-855-747-9555
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	https://www.advisorspreferred.com/ontrack-core-fund
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Advisor Class Performance Bar Chart For Calendar Years Ended December 31:
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter	6/30/2020	17.12%
Worst Quarter	12/31/2018	(4.93)%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.12%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2018
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(4.93%)
Performance Table Heading	rr_PerformanceTableHeading	Performance Table Average Annual Total Returns (For periods ended December 31, 2024)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Advisor Class Shares [Member] | OnTrack Core Fund | Bloomberg U.S. 1-3 Month Treasury Bill Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	5.32%	[5]
5 Years	rr_AverageAnnualReturnYear05	2.49%	[5]
10 Years	rr_AverageAnnualReturnYear10	1.75%	[5]
Advisor Class Shares [Member] | OnTrack Core Fund | Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	1.25%	[6]
5 Years	rr_AverageAnnualReturnYear05	0.33%	[6]
10 Years	rr_AverageAnnualReturnYear10	1.35%	[6]
Advisor Class Shares [Member] | OnTrack Core Fund | S&P 500 Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	25.02%	[7]
5 Years	rr_AverageAnnualReturnYear05	14.53%	[7]
10 Years	rr_AverageAnnualReturnYear10	13.10%	[7]
Advisor Class Shares [Member] | OnTrack Core Fund | Management Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Management Risk: The Sub-Adviser’s reliance on its strategies and judgments about the attractiveness, value and potential appreciation of particular assets may prove to be incorrect and may not produce the desired results.

Advisor Class Shares [Member] | OnTrack Core Fund | Bond Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Bond Risk: Typically, a rise in interest rates causes a decline in the value of bonds. Current conditions may result in a rise in interest rates, which in turn may result in a decline in the value of the bond investments held by the Fund. As a result, for the present, interest rate risk may be heightened. The credit quality of securities may be lowered if an issuer’s financial condition deteriorates, and issuers may default on their interest and/or principal payments.

Advisor Class Shares [Member] | OnTrack Core Fund | Commodity Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Commodity Risk: Investing in the commodities markets may subject the Fund to greater volatility than investments in traditional securities. Commodity prices may be influenced by unfavorable weather, animal and plant disease, geologic and environmental factors as well as changes in government regulation such as tariffs, embargoes or burdensome production rules and restrictions.

Advisor Class Shares [Member] | OnTrack Core Fund | Derivatives Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Derivatives Risk: Derivatives are subject to tracking risk because they may not be perfect substitutes for the instruments they are intended to hedge or replace. Short positions are subject to potentially unlimited liability. Over the counter derivatives, such as swaps, are subject to counterparty default. Leverage inherent in derivatives, including futures contracts, will tend to magnify the Fund’s losses.

Advisor Class Shares [Member] | OnTrack Core Fund | Emerging Market Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Emerging Market Risk: Investing in emerging markets involves not only the risks described below with respect to investing in foreign securities, but also other risks, including exposure to economic structures that are generally less diverse and mature, limited availability and reliability of information material to an investment decision, and exposure to political systems that can be expected to have less stability than those of developed countries. The typically small size of the markets of securities of issuers located in emerging markets and the possibility of a low or nonexistent volume of trading in those securities may also result in a lack of liquidity and in price volatility of those securities.

Advisor Class Shares [Member] | OnTrack Core Fund | Equity Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Equity Risk: The Net Asset Value per share (“NAV”) of the Fund will fluctuate based on changes in the value of the equity securities (common and preferred stocks) in which it invests. Equity prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions. Preferred stocks typically decline in value when interest rates rise. Preferred stocks are also subject to credit risk because of the possibility that an issuer fail to make its preferred stock dividend payments.

Advisor Class Shares [Member] | OnTrack Core Fund | Foreign Investment Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Foreign Investment Risk: Foreign investments may be riskier than U.S. investments for many reasons, such as changes in currency exchange rates and unstable political, social, and economic conditions.
Advisor Class Shares [Member] | OnTrack Core Fund | Junk Bond Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Junk Bond Risk: Lower-quality fixed income securities, known as “high yield” or “junk” bonds, present greater risk than bonds of higher quality, including an increased risk of default. These securities are considered speculative. Defaulted securities or those subject to reorganization proceeding may become worthless and are illiquid.

Advisor Class Shares [Member] | OnTrack Core Fund | Leverage Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Leverage Risk: Derivatives magnify losses because they require only a small investment relative to their notional amount. Borrowing magnifies the potential for losses and exposes the Fund to interest expenses on money borrowed.

Advisor Class Shares [Member] | OnTrack Core Fund | Market Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Market Risk: Overall investment market risks affect the value of the Fund. Factors such as economic growth and market conditions, interest rate levels, and political events affect the US and international investment markets. Additionally, unexpected local, regional , or global events, such as war; acts of terrorism; financial, political, or social disruptions; natural, environmental, or man-made disasters; the spread of infectious illnesses or other public health issues (such as the global pandemic coronavirus disease 2019 (COVID-19)); and recessions and depressions could have a significant impact on the Fund and its investments and may impair market liquidity. Such events can cause investor fear, which can adversely affect the economies of nations, regions, and the market in general, in ways that cannot necessarily be foreseen.

Advisor Class Shares [Member] | OnTrack Core Fund | Municipal Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Municipal Securities Risk: Changes in the financial health of a municipality may make it difficult for it to make interest and principal payments when due. A downgrade in the issuer’s, or security’s credit rating can reduce the market value of the security. The value of municipal bonds that depend on a specific revenue source or general revenue source to fund their payment obligations may fluctuate as a result of changes in the cash flows generated by the revenue source(s) or changes in the priority of the municipal obligation to receive the cash flows generated by the revenue source(s). In addition, changes in federal tax laws or the activity of an issuer may adversely affect the tax-exempt status of municipal bonds.

Advisor Class Shares [Member] | OnTrack Core Fund | Mortgage-Backed Security (“MBS”) Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Mortgage-Backed Security (“MBS”) Risk: MBS are subject to credit risk because underlying loan borrowers may default. Additionally, these securities are subject to prepayment risk because the underlying loans held by the issuers may be paid off prior to maturity.

Advisor Class Shares [Member] | OnTrack Core Fund | Mutual Fund Risk, ETF Risk, ETN Risk and Pooled Vehicle Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Mutual Fund Risk, ETF Risk, ETN Risk and Pooled Vehicle Risk: Mutual funds, ETFs, ETNs and pooled vehicles involve duplication of investment advisory fees and certain other expenses. ETFs and ETNs are subject to brokerage and other trading costs, which could result in greater expenses to the Fund. Pooled vehicles will not have all the protections of the 1940 Act such as governance standards, limits on leverage and fees including the structure of performance-based managed fees.

Advisor Class Shares [Member] | OnTrack Core Fund | Short Position Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Short Position Risk: The Fund’s short positions may result in a loss if the price of the short position instruments rises, and it costs more to cover the short positions. In contrast to the Fund’s long positions for which the risk of loss is typically limited to the amount invested, the potential loss on the Fund’s short positions is unlimited.

Advisor Class Shares [Member] | OnTrack Core Fund | Small and Medium Capitalization Stock Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Small and Medium Capitalization Stock Risk: The value of small or medium capitalization company stocks may be subject to more abrupt or erratic market movements than larger, more established companies or the market averages in general.

Advisor Class Shares [Member] | OnTrack Core Fund | Turnover Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Turnover Risk: A higher portfolio turnover may result in higher transactional and brokerage costs. The Fund’s portfolio turnover rate is expected to be above 100% annually.
Advisor Class Shares [Member] | OnTrack Core Fund | OnTrack Core Fund Advisor Class Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	OTRGX
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	2.50%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.05%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.77%	[8]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	3.57%	[8]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 360
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,094
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,850
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 3,836
Annual Return 2015	rr_AnnualReturn2015	(4.63%)
Annual Return 2016	rr_AnnualReturn2016	10.17%
Annual Return 2017	rr_AnnualReturn2017	6.27%
Annual Return 2018	rr_AnnualReturn2018	(4.90%)
Annual Return 2019	rr_AnnualReturn2019	6.67%
Annual Return 2020	rr_AnnualReturn2020	28.78%
Annual Return 2021	rr_AnnualReturn2021	3.76%
Annual Return 2022	rr_AnnualReturn2022	(5.98%)
Annual Return 2023	rr_AnnualReturn2023	5.19%
Annual Return 2024	rr_AnnualReturn2024	(0.32%)
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	0.32%
5 Years	rr_AverageAnnualReturnYear05	5.67%
10 Years	rr_AverageAnnualReturnYear10	4.08%
Advisor Class Shares [Member] | OnTrack Core Fund | OnTrack Core Fund Advisor Class Shares | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	2.98%
5 Years	rr_AverageAnnualReturnYear05	4.43%
10 Years	rr_AverageAnnualReturnYear10	2.56%
Advisor Class Shares [Member] | OnTrack Core Fund | OnTrack Core Fund Advisor Class Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	0.05%
5 Years	rr_AverageAnnualReturnYear05	3.92%
10 Years	rr_AverageAnnualReturnYear10	2.48%

[1]	The Bloomberg 1-3 Month U.S. Treasury Bill Index includes all publicly issued U.S. Treasury Bills that have a remaining maturity of less than 3 months and more than 1 month, are rated investment grade, and have $250 million or more of outstanding face value. Investors cannot invest directly in an index.
[2]	The Bloomberg U.S. Aggregate Bond Index is an unmanaged index comprised of U.S. investment grade, fixed market securities, including government agency, corporate and mortgage-backed securities. Investors cannot invest directly in an index.
[3]	The S&P 500 Total Return Index is an unmanaged composite of 500 large capitalization companies and includes the reinvestment of dividends. This index is widely used by professional investors as a performance benchmark for large-cap stocks. Investors cannot invest directly in an index.
[4]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The Annual Fund Operating Expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
[5]	The Bloomberg 1-3 Month U.S. Treasury Bill Index includes all publicly issued U.S. Treasury Bills that have a remaining maturity of less than 3 months and more than 1 month, are rated investment grade, and have $250 million or more of outstanding face value. Investors cannot invest directly in an index.
[6]	The Bloomberg U.S. Aggregate Bond Index is an unmanaged index comprised of U.S. investment grade, fixed market securities, including government agency, corporate and mortgage-backed securities. Investors cannot invest directly in an index.
[7]	The S&P 500 Total Return Index is an unmanaged composite of 500 large capitalization companies and includes the reinvestment of dividends. This index is widely used by professional investors as a performance benchmark for large-cap stocks. Investors cannot invest directly in an index.
[8]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The Annual Fund Operating Expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.